Significant accounting policies - The capital reorganisation (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021 GBP (£)	Dec. 15, 2021 $ / shares
Share listing expense | £		£ 84,712
Fair value per share over fair value of net assets acquired | $ / shares			$ 10.68
Vertical Aerospace Group Ltd
Proportion of ownership interest and voting rights held	100.00%